UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07626 )

Exact name of registrant as specified in charter: Putnam Municipal Opportunities Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
1/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.9%)(a)

	Rating (RAT)	Principal amount	Value

Alabama (0.1%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley Med. Ctr.), Ser. A, 6s,
8/1/25	B/P	$400,000	$404,032

Arizona (0.9%)

AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network),
6 3/8s, 12/1/37 (Prerefunded)	BBB	750,000	873,398
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.),
Ser. A, 7 5/8s, 12/1/29	B+/P	950,000	1,053,360
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Cmnty. Hosp.), Ser.
A, 6 3/4s, 12/1/26	BB+/P	465,000	477,797
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s,
6/1/25	BBB-	500,000	486,135

			2,890,690

Arkansas (0.8%)

Independence Cnty., Poll. Control Rev. Bonds (Entergy, Inc.), 5s, 1/1/21	A-	1,000,000	1,012,180
Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27 (Prerefunded)	BB/P	1,000,000	1,101,150
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.)
Ser. A, 5s, 2/1/35	Baa2	250,000	248,108
Ser. B, 5s, 2/1/25	Baa2	250,000	252,888

			2,614,326

California (16.7%)

CA G.O. Bonds, 5s, 5/1/22	A2	4,000,000	4,205,240
CA State G.O. Bonds
5 1/8s, 4/1/23	A2	500,000	528,110
5.1s, 2/1/34	A2	750,000	762,053
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
6s, 5/1/15 (Prerefunded)	Aaa	2,000,000	2,287,000
AMBAC, 5 1/2s, 5/1/16	Aaa	2,000,000	2,237,420
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	Aa3	1,000,000	1,059,670
CA State Pub. Wks. Board Rev. Bonds (Dept. of Hlth. Svcs. Richmond
Laboratory), Ser. B, XLCA, 5s, 11/1/22	Aaa	1,810,000	1,906,926

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,758,068
Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt.
Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	250,000	244,728
Chula Vista COP, MBIA, 5s, 8/1/32	Aaa	4,000,000	4,150,640
Chula Vista Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	A1	575,000	582,653
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	D/P	576,000	473,633
Metro. Wtr. Dist. FRN (Southern CA Wtr. Works), 2.048s, 8/10/18	AA+	3,000,000	3,000,000
Metropolitan Wtr. Dist. IFB (Southern CA Waterworks), 9.139s, 8/10/18	AA+	3,000,000	3,927,480
Roseville, Cmnty. Fac. Special Tax (Dist. No. 1 -Westpark), 5 1/4s, 9/1/25	BB/P	875,000	886,130
Sacramento, Special Tax (North Natomas Cmnty. Fac.), Ser. 97-01, 5s,
9/1/29	BB/P	1,190,000	1,188,310
Sacramento, City Unified School Dist. G.O. Bonds (Election 1999), Ser. D,
FSA, 5s, 7/1/28	Aaa	2,000,000	2,087,960
San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, MBIA, 6 1/2s, 8/1/17	Aaa	5,000,000	5,923,450
San Diego Cnty., Certificates of Participation, AMBAC
5 5/8s, 9/1/12	Aaa	6,000,000	6,481,740
5 1/2s, 9/1/07	Aaa	6,000,000	6,210,540
San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev. Project),
MBIA, 5s, 8/1/32	Aaa	2,500,000	2,571,275
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	BB-/P	770,000	835,042
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	1,300,000	1,357,720

			54,665,788

Delaware (0.5%)

GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2, 4.9s, 10/31/39	A3	1,500,000	1,512,630

District of Columbia (5.8%)

DC G.O. Bonds, Ser. A, 6s, 6/1/26 (Prerefunded) (SEG)	A+	12,450,000	13,134,377
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s, 10/1/28	Aaa	5,550,000	5,749,634

			18,884,011

Florida (1.6%)

Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Adventist Hlth.), Ser. A, 5s,
11/15/21	A+	250,000	259,788
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance Cmnty.), Ser. C, 5 1/2s,
11/15/29	BBB-	1,000,000	1,000,890
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.),
Ser. A, 6.8s, 11/15/31	BB+	600,000	657,162
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds, 6 1/4s, 5/1/36	BB-/P	800,000	841,224

St. Lucie Cnty., School Board COP (Master Lease), Ser. A, FSA, 5s, 7/1/26	Aaa	1,965,000	2,061,147
Tern Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5s, 5/1/15	BB-/P	400,000	397,000

			5,217,211

Georgia (4.1%)

Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC, 5 5/8s, 1/1/30	Aaa	3,000,000	3,148,170
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, FSA, 5s, 11/1/24	Aaa	4,000,000	4,193,120
Atlanta, Wtr. & Waste Wtr. VRDN, Ser. C, FSA, 3.07s, 11/1/41	VMIG1	1,000,000	1,000,000
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.),
4.45s, 12/1/08	A2	1,500,000	1,534,740

Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific Corp.), 6 1/2s, 6/1/31	B2	900,000	940,041
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper, Inc.),
7.4s, 1/1/16	B+/P	1,110,000	1,114,362
Savannah, Econ. Dev. Auth. Poll. Control Rev. Bonds (Intl. Paper Co.), Ser.
A, 5.1s, 8/1/14	BBB	1,500,000	1,534,230

			13,464,663

Hawaii (0.4%)

HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B,
3.7s, 1/1/22	Aaa	970,000	962,618
HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A, FNMA Coll., 5 3/4s,
7/1/30	Aaa	500,000	505,765

			1,468,383

Idaho (0.2%)

ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.), Ser. C-2, FHA Insd.,
5.15s, 7/1/29	Aaa	750,000	764,573

Illinois (2.3%)

IL Hsg. Dev. Auth. Multi-Fam. Hsg. Rev. Bonds, Ser. 91-A, 8 1/4s, 7/1/16	A1	5,790,000	5,833,599
Metropolitan Pier & Exposition Auth. Rev. Bonds (McCormack Place
Expansion Project), MBIA, 5s, 12/15/28	Aaa	1,770,000	1,832,729

			7,666,328

Indiana (4.6%)

Carmel Clay, Indl. Parks Bldg. Corp. Rev. Bonds, MBIA, 5s, 1/15/26	Aaa	2,000,000	2,090,960
Fairfield, School Bldg. Corp. Ind. Rev. Bonds, FGIC, 5s, 7/15/24	Aaa	3,000,000	3,135,960
GCS School Bldg. Corp. Rev. Bonds (First Mtg.), FSA, 5s, 7/15/26	Aaa	1,000,000	1,037,970
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.), Ser. A, AMBAC, 5s,
5/1/24	AAA	2,695,000	2,822,824
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX Corp.), 5.6s, 12/1/32	Baa1	2,100,000	2,164,617

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa2	2,500,000	2,608,725
Rockport, Poll. Control Mandatory Put Bonds (Indiana Michigan Pwr. Co.),
Ser. C, 2 5/8s, 10/1/06	Baa2	1,300,000	1,286,246

			15,147,302

Iowa (0.7%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), 9 1/4s, 7/1/25	BBB-/P	970,000	1,163,476
IA State Higher Ed. Loan Auth. 5s, 10/1/22	BBB-/F	605,000	600,904
IA State Higher Ed. Loan Auth. Rev. Bonds (Wartburg), Ser. A, 5s, 10/1/21	BBB-/F	605,000	604,310

			2,368,690

Louisiana (0.5%)

LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (St. James Place),
Ser. A, 7s, 11/1/20	B-/P	1,600,000	1,633,024

Maine (0.2%)

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s,
10/1/26	Ba2	600,000	641,310

Maryland (0.1%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Peninsula Regl. Med.
Ctr.), 5s, 7/1/16	A2	325,000	349,859

Massachusetts (1.6%)

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	2,005,875
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,383,694
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,800,000	1,938,924

			5,328,493

Michigan (4.0%)

Detroit, G.O. Bonds, Ser. A, FGIC, 5s, 7/1/30	Aaa	4,500,000	4,628,565
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 3.07s, 7/1/33	VMIG1	2,960,000	2,960,000

MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo College), 5 1/2s, 12/1/18	A1	500,000	540,670
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.), Ser. A, 5 3/4s,
4/1/32	A2	1,000,000	1,052,590
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s, 6/1/30	Aaa	1,200,000	1,194,984
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture),
U.S. Govt. Coll., 5 3/4s, 10/1/22	AAA/P	1,650,000	1,879,400
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s, 7/23/09	B	1,000,000	988,400

			13,244,609

Minnesota (1.3%)

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A	3,000,000	3,036,930
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg. Fin.), Ser. B, 5s, 7/1/34	AA+	645,000	668,794
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth. East), 6s, 11/15/25	Baa3	450,000	484,083

			4,189,807

Mississippi (0.7%)

MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.)
5.9s, 5/1/22	BBB-	1,000,000	1,015,200
5 7/8s, 4/1/22	BBB-	580,000	587,900
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B-2, GNMA Coll.,
FNMA Coll., 6.45s, 12/1/33	Aaa	710,000	747,673

			2,350,773

Missouri (3.4%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St.
Francis Med. Ctr.), Ser. A, 5 1/2s, 6/1/16	A+	1,750,000	1,887,533
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Washington U.), Ser. A, 5s,
2/15/33	AAA	2,500,000	2,588,325
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth. Syst.), AMBAC, 3.12s,
6/1/22	VMIG1	5,360,000	5,360,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Homeowner
Loan)
Ser. C-1, GNMA Coll., FNMA Coll., 7.15s, 3/1/32	AAA	755,000	788,900
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	600,000	640,218

			11,264,976

Montana (1.1%)

Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s,
12/30/08	Aaa	1,075,000	1,111,959
Forsyth, Poll. Control VRDN (Pacific Corp.), 3.12s, 1/1/18	VMIG1	2,400,000	2,400,000

			3,511,959

Nevada (3.2%)

Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.), FGIC, 5 5/8s, 11/1/19
(Prerefunded)	Aaa	3,505,000	3,778,110
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s, 7/1/26	Aaa	5,000,000	5,255,950
Clark Cnty., Impt. Dist. Special Assmt. (Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	698,271
Henderson, Local Impt. Dist. Special Assmt.
(No. T-16), 5 1/8s, 3/1/25	BB-/P	200,000	199,870
(No. T-17), 5s, 9/1/25	BB-/P	175,000	173,698

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-16), 5.1s, 3/1/21	BB-/P	310,000	311,603

			10,417,502

New Hampshire (1.1%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Riverwoods at Exeter), Ser. A, 6 1/2s, 3/1/23	BB+/P	1,450,000	1,478,551
Ser. 05, 6 3/8s, 1/1/27	BBB-	765,000	787,185

Ser. 05, 6 3/8s, 1/1/27 (Prerefunded)	BBB-	270,000	282,574
NH Higher Edl. & Hlth. Facs. Auth. Rev. Bonds (NH College), 6 3/8s, 1/1/27
(Prerefunded)	Aaa	215,000	225,013
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2	950,000	925,452

			3,698,775

New Jersey (5.2%)

Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A, MBIA, 5 1/4s, 6/1/18	Aaa	3,490,000	3,770,212
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark Marine Terminal), MBIA,
5 1/4s, 1/1/20	Aaa	1,000,000	1,083,310
NJ Econ. Dev. Auth. Rev. Bonds
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,500,000	1,593,960
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	2,000,000	2,100,740
NJ State Edl. Fac. Auth. Rev. Bonds (Rowan U.), Ser. C, MBIA, 5s, 7/1/23	Aaa	1,840,000	1,954,043
Passaic Cnty., Impt. Auth. Lease Rev. Bonds (Preakness Hlth. Care Ctr.),
AMBAC
5s, 5/1/25	Aaa	2,505,000	2,619,929
5s, 5/1/24	Aaa	2,385,000	2,501,817
Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s, 6/1/39	BBB	1,150,000	1,284,056

			16,908,067

New Mexico (0.6%)

Farmington, Poll. Control VRDN (AZ Pub. Svc. Co.), Ser. A, 3.1s, 5/1/24	VMIG1	1,000,000	1,000,000
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. C, GNMA Coll.,
FNMA Coll., FHLMC Coll., 5.82s, 9/1/33	AAA	1,000,000	1,053,590

			2,053,590

New York (7.2%)

Buffalo, G.O. Bonds, Ser. D, FGIC, 5 1/2s, 12/15/13	Aaa	1,000,000	1,090,790
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A, 5 3/4s, 12/1/24	A3	750,000	796,193
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C, 5 5/8s, 11/15/24	Baa3	500,000	525,670
NY City, G.O. Bonds, Ser. C, 5 1/4s, 8/1/11	A1	3,000,000	3,223,110
NY City, City Transitional Fin. Auth. Rev. Bonds, AMBAC, 5 1/4s, 8/1/15	Aaa	1,000,000	1,082,760
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s, 7/1/25	Aaa	500,000	523,680
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	400,000	418,724
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BBB-	750,000	794,918
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC), Ser.
A, 5 1/2s, 7/1/28	Baa3	2,100,000	2,099,895
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5
1/4s, 12/1/32	Ba2	700,000	614,348

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	BBB	1,500,000	1,573,155
NY State Dorm. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/15/13	AAA	2,000,000	2,204,940
NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn
Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,066,640
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust Fund), Ser. B, FGIC,
5s, 4/1/17	Aaa	1,500,000	1,624,140
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC), 7s,
11/1/30 (acquired 6/30/04, cost $830,184) (RES)	BB/P	800,000	840,944
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), MBIA,
5.9s, 12/1/17	Aaa	1,500,000	1,586,865
Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A
5s, 1/1/32 (Prerefunded)	Aa2	2,125,000	2,286,755
5s, 1/1/32	Aa2	375,000	387,968

			23,741,495

North Carolina (0.5%)

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. B, 6 1/2s,
1/1/20	A3	1,500,000	1,657,065

Ohio (4.2%)

Cleveland, G.O. Bonds, Ser. A, AMBAC, 5s, 10/1/15	Aaa	2,185,000	2,382,327
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s, 12/1/27	Aaa	5,700,000	5,960,262
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone Container Corp.), 5 1/8s,
8/1/13	CCC+	500,000	459,160
Field, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.),
AMBAC, 5s, 12/1/25	Aaa	1,355,000	1,430,365
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med. Ctr.), 6 3/4s, 4/1/22	A2	1,000,000	1,134,260
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser.
A, 5 3/8s, 1/1/32	A2	2,165,000	2,365,371

			13,731,745

Oklahoma (0.3%)

OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S. Govt.
Coll., 5 5/8s, 8/15/29 (Prerefunded)	Aaa	950,000	1,023,625

Pennsylvania (5.0%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Pittsburgh Mercy Hlth. Syst. ),
AMBAC, 5 5/8s, 8/15/26	Aaa	5,000,000	5,137,600
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (Cleveland
Elec.), 3 3/4s, 10/1/08	Baa2	1,350,000	1,351,647

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice,
Inc.), Ser. A, 5.3s, 1/1/14	BB/P	460,000	459,683
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s,
5/1/10	BBB-	800,000	844,696
Hempfield, Area School Dist. G.O. Bonds (Westmoreland Cnty.), Ser. A,
FGIC, 5 1/4s, 3/15/21	Aaa	4,000,000	4,361,240
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A	1,500,000	1,577,970
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth.
Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,031,420
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s,
12/1/31	A-	1,450,000	1,546,164

			16,310,420

Rhode Island (0.1%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/4s, 6/1/42	BBB	200,000	208,992

South Carolina (3.8%)

Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev. Bonds, 5 1/2s, 5/1/37	A2	750,000	791,610
SC Jobs Econ. Dev. Auth. Hosp. Fac. (Palmetto Hlth.), Ser. C, 6s, 8/1/20	Baa1	140,000	152,677
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C,
6s, 8/1/20 (Prerefunded)	Baa1	1,110,000	1,262,536
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, AMBAC, 5s, 1/1/29	Aaa	5,000,000	5,191,650
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B, 6 3/8s, 5/15/30	BBB	2,135,000	2,380,397
SC Trans. Infrastructure Bk. Rev. Bonds, Ser. A, AMBAC, 5s, 10/1/27	Aaa	2,460,000	2,586,911

			12,365,781

South Dakota (0.3%)

SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	450,000	484,916
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.), Ser. J, 4 1/2s,
5/1/17	AAA	500,000	503,895

			988,811

Tennessee (1.0%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (First Mtge. -
Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/33	BBB+	2,750,000	3,217,968

Texas (6.2%)

Bexar Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds (St. Luke's Hlth. Syst.), FSA,
6.1s, 11/15/23	Aaa	4,000,000	4,197,840
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds, Ser. A, PSFG, 5s,
2/15/26	Aaa	2,020,000	2,110,981
El Paso, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5 1/4s, 8/15/21	AAA	2,345,000	2,539,260
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas Apt.), FNMA Coll.,
4.55s, 7/1/34	Aaa	750,000	772,170
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann
Hlth. Care Syst.), Ser. A, 5 1/4s, 12/1/18	A2	610,000	651,694
McKinney, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/4s, 2/15/20	Aaa	3,185,000	3,461,649
San Antonio Wtr. Rev. Bonds, Ser. A, FSA, 5s, 5/15/32	Aaa	2,000,000	2,052,960
Snyder, Indpt. School Dist. G.O. Bonds (School Bldg.), AMBAC, 5 1/4s,
2/15/25	AAA	1,280,000	1,376,166
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.), 6s, 7/1/29	Baa3	2,000,000	2,109,040
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds (Single Fam.), Ser. B,
FSA, 4 1/4s, 9/1/26	Aaa	1,000,000	1,006,720

			20,278,480

Utah (0.6%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s, 5/15/20 (Prerefunded)	AAA	2,000,000	2,004,160

Virginia (1.3%)

Fredericksburg, Indl. Dev. Auth. Rev. Bonds (Medicorp Hlth. Syst.), Ser. B, 5
1/8s, 6/15/33	A3	500,000	508,245
Front Royal & Warren Cnty., Indl. Dev. Auth. Lease Rev. Bonds (School Cap.
Impt.), Ser. B, FSA, 5s, 4/1/29	Aaa	2,500,000	2,598,300
Henrico Cnty. Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A, 6.7s,
6/1/27	BB+/P	1,000,000	1,052,830

			4,159,375

Washington (3.7%)

Chelan Cnty. Dev. Corp. Rev. Bonds (Alcoa), 5.85s, 12/1/31	A2	4,000,000	4,071,560
King Cnty., G.O. Bonds, Ser. C, 6 1/4s, 1/1/32	AAA	2,250,000	2,350,823
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB	1,230,000	1,343,504
WA State G.O. Bonds (Motor Vehicle Fuel), Ser. B, MBIA, 5s, 7/1/24	Aaa	4,000,000	4,227,560

			11,993,447

West Virginia (0.4%)

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	B2	1,300,000	1,207,141

Wisconsin (2.6%)

Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds

7s, 6/1/28	BBB	2,600,000	2,867,020
6 3/8s, 6/1/32	BBB	2,500,000	2,673,125
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home Ownership), Ser. D, 4 7/8s,
3/1/36	Aa2	500,000	516,385
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan), 5 3/4s,
8/15/30	A2	2,400,000	2,544,974

			8,601,504

TOTAL INVESTMENTS
Total investments (cost $310,691,497)(b)			$324,151,380

FUTURES CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
U.S. Treasury Note 10 yr (Short)	28	$3,036,250	Mar-06	$17,635
U.S. Treasury Bond 10 yr (Short)	25	2,821,094	Mar-06	$6,466

Total				$24,101

NOTES

(a) Percentages indicated are based on net assets of $327,808,180.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2006. Securities rated by Putnam are indicated by "/P".

(b) The aggregate identified cost on a tax basis is $310,672,897, resulting in gross unrealized appreciation and depreciation of $15,011,656 and $1,533,173, respectively, or net unrealized appreciation of $13,478,483.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2006 was $840,944 or 0.3% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2006.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Floating Rate Notes (FRN) and Mandatory Put Bonds are the current interest rates at January 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2006.

The fund had the following industry group concentrations greater than 10% at January 31, 2006 (as a percentage of net assets):

Health care	18.9%
Utilities	10.0

The fund had the following insurance concentrations greater than 10% at January 31, 2006 (as a percentage of net assets):
AMBAC	15.4%
FGIC	10.0

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 29, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 29, 2006